Goodwill and Other Acquired Intangible Assets - Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	$ 141.8
2013	129.2
2014	107.2
2015	91.2
2016	$ 84.2